Loans	6 Months Ended
Mar. 31, 2024
Loans
Loans

Note 8. Loans

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Australia
Housing	495,058	485,474	472,570	2	5
Personal	10,863	11,289	12,028	(4)	(10)
Business	183,883	181,509	169,891	1	8
Total Australia	689,804	678,272	654,489	2	5
New Zealand
Housing	61,859	61,235	61,081	1	1
Personal	1,081	1,083	1,116	-	(3)
Business	30,428	31,008	30,668	(2)	(1)
Total New Zealand	93,368	93,326	92,865	-	1
Total other overseas	6,249	6,089	7,047	3	(11)
Gross loans	789,421	777,687	754,401	2	5
Provision for ECL on loans (Note 9)	(4,582)	(4,433)	(4,470)	3	3
Total loans[a,b]	784,839	773,254	749,931	1	5

a.

Includes securitised loans of $5,821 million as at 31 March 2024 (30 September 2023: $3,949 million, 31 March 2023: $4,019 million). The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

b.	Includes assets pledged for the covered bond programs of $43,779 million as at 31 March 2024 (30 September 2023: $43,029 million, 31 March 2023: $40,483 million).